Financial Instruments and Risk Management (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Instruments And Risk Management
Average foreign exchange rate	10
Net foreign exchange loss	$ 1,681,841	$ 954,252	$ 30,435
Maximum credit exposure	$ 2,051,297	$ 2,848,457	$ 5,263,886